Submission	Apr. 16, 2025
Submission [Line Items]
Central Index Key	0000016160
Registrant Name	Cal-Maine Foods, Inc.
Registration File Number	333-286548
Form Type	S-3
Submission Type	424B3
Fee Exhibit Type	EX-FILING FEES